SEGMENT - Total assets for operating segments (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
SEGMENT
Total assets	¥ 63,532	$ 8,948	¥ 61,507
Operating Segments | Legacy Huazhu
SEGMENT
Total assets	44,285		43,729
Operating Segments | Legacy DH
SEGMENT
Total assets	¥ 19,247		¥ 17,778